Income Tax (Tables)	12 Months Ended
Dec. 31, 2020
Major components of tax expense (income) [abstract]
Schedule of Provincial Income Tax Rates

The Company’s provision for (recovery of) income tax differs from the amount computed by applying the combined Canadian federal and provincial income tax rates to income (loss) before income tax as a result of the following:

	2020	2019
	$	$

Statutory tax rates	26.5%	26.5%

Income tax (recovery) computed at the statutory rates	(3,243)	(2,399)
Non-deductible items	(1,996)	120
Change in tax benefit not recognized	9,098	2,933
Foreign tax differentials	(355)	(267)
Other	112	735
Special mining royalty	167	(100)
Provision for income taxes	3,783	1,022

Schedule of Provision for Income Taxes	Provision for income taxes consists of the following:
	2020	2019
	$	$
Current income taxes	305	299
Deferred income taxes	3,478	723
	3,783	1,022

Schedule of Deferred Income Tax Assets (liabilities)

The following table reflects the Company’s deferred income tax assets (liabilities):

	2020	2019
	$	$
Non-capital losses carried forward	1,521	9,010
Resource related assets	1,285	1,061
Property, plant and equipment	2,079	(697)
Deferred income and other	1	6
Accrued revenue	26	10
Prepaid expenses, deposits and other	233	1,504
Deferred tax assets	5,145	10,894

Prepaid expenses, deposits and other	(611)	(659)
Special mining royalty	(318)	(152)
Deferred tax liabilities	(929)	(811)

Net deferred tax assets	4,216	10,083

Summary of Temporary Differences and Non-capital Losses

The following temporary differences and non-capital losses have not been recognized in the consolidated financial statements.

	2020	2019
	$	$
Non-capital losses carried forward	57,299	23,982
Capital losses	1,214	3,697
Resource related deductions	22,510	20,961
Share issuance costs	9	26
Property, plant and equipment	206	141
Prepaid expenses, deposits and other	2,160	1,522
	83,398	50,330

Summary of Non-capital Losses

As at December 31, 2020, the Company has non-capital losses to be carried forward and applied against taxable income of future years. The non-capital losses have expiry dates as follows:

	2020	2019
	$	$
2021	1,471	1,551
2022	-	-
2023	-	-
2024 and thereafter	62,678	52,466
	64,149	54,017